Label	Element	Value
Proceeds from Issuance of Common Stock	us-gaap_ProceedsFromIssuanceOfCommonStock	$ 410,000
Stock Issued During Period, Shares, Treasury Stock Reissued	us-gaap_StockIssuedDuringPeriodSharesTreasuryStockReissued	91,500
Stock Issued During Period, Shares, Treasury Stock Reissued	us-gaap_StockIssuedDuringPeriodSharesTreasuryStockReissued	30,000
Independent directors
Stock Issued During Period, Value, Issued for Services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 26,500
Stock Issued During Period, Value, Issued for Services	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 13,000
DBColonLeasingMember
Stock Issued During Period, Shares, Issued for Services	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices	20,997
Shares Issued, Price Per Share	us-gaap_SharesIssuedPricePerShare	$ 1.48
Stock Issued During Period in lieu of rent	us-gaap_StockIssuedDuringPeriodValueOther	$ 27,500
Deerpoint Development Co., Ltd.
Stock Issued During Period, Shares, Issued for Services	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices	16,106
Shares Issued, Price Per Share	us-gaap_SharesIssuedPricePerShare	$ 1.43
Stock Issued During Period in lieu of rent	us-gaap_StockIssuedDuringPeriodValueOther	$ 10,200
Stock Issued During Period in lieu of rent	us-gaap_StockIssuedDuringPeriodValueOther	$ 20,400